Disclosures related to loans individually evaluated for impairment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 119,592	$ 86,072
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	484,570	594,073
Impaired Financing Receivable, with Related Allowance, Recorded Investment	962,376	708,746
Recorded Investment	1,446,946	1,302,819
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	660,156	800,681
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,054,894	736,363
Unpaid Principal Balance	1,715,050	1,537,044
Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	8,505	27,086
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	44,479	1,000
Impaired Financing Receivable, with Related Allowance, Recorded Investment	64,762	75,798
Recorded Investment	109,241	76,798
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	44,479	1,000
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	64,762	75,798
Unpaid Principal Balance	109,241	76,798
PUERTO RICO
Financing Receivable, Impaired [Line Items]
Related Allowance	103,365	70,434
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	372,534	355,964
Impaired Financing Receivable, with Related Allowance, Recorded Investment	913,016	650,702
Recorded Investment	1,285,550	1,006,666
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	508,221	494,305
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,004,217	677,990
Unpaid Principal Balance	1,512,438	1,172,295
PUERTO RICO | Covered Under Loss Sharing Agreements With F D I C [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	8,505	27,086
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	44,479	1,000
Impaired Financing Receivable, with Related Allowance, Recorded Investment	64,762	75,798
Recorded Investment	109,241	76,798
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	44,479	1,000
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	64,762	75,798
Unpaid Principal Balance	109,241	76,798
Non Covered Loans [Member] | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	31	575
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	19,396	20,861
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,598	10,463
Recorded Investment	20,994	31,324
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	29,867	33,715
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,767	10,463
Unpaid Principal Balance	31,634	44,178
Non Covered Loans [Member] | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	1,354	1,050
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	101,135	106,628
Impaired Financing Receivable, with Related Allowance, Recorded Investment	22,332	7,215
Recorded Investment	123,467	113,843
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	127,824	131,377
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	25,671	8,312
Unpaid Principal Balance	153,495	139,689
Non Covered Loans [Member] | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	12,614	3,212
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	141,845	212,148
Impaired Financing Receivable, with Related Allowance, Recorded Investment	100,685	38,773
Recorded Investment	242,530	250,921
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	190,607	271,517
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	149,342	48,045
Unpaid Principal Balance	339,949	319,562
Non Covered Loans [Member] | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	3,349	6,901
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	70,457	110,557
Impaired Financing Receivable, with Related Allowance, Recorded Investment	70,216	49,684
Recorded Investment	140,673	160,241
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	107,634	138,094
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	85,508	62,570
Unpaid Principal Balance	193,142	200,664
Non Covered Loans [Member] | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Related Allowance	120	289
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	39,944	90,038
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,865	1,672
Recorded Investment	41,809	91,710
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	76,532	145,793
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,931	2,369
Unpaid Principal Balance	80,463	148,162
Non Covered Loans [Member] | Mortgages
Financing Receivable, Impaired [Line Items]
Related Allowance	74,667	29,063
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	48,570	9,964
Impaired Financing Receivable, with Related Allowance, Recorded Investment	562,660	372,916
Recorded Investment	611,230	382,880
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	53,241	9,964
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	585,655	376,581
Unpaid Principal Balance	638,896	386,545
Non Covered Loans [Member] | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	57
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	18,744	42,877
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	6,013
Recorded Investment	18,744	48,890
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	29,972	69,221
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	6,013
Unpaid Principal Balance	29,972	75,234
Non Covered Loans [Member] | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Related Allowance	1,066	793
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4,881	6,104
Recorded Investment	4,881	6,104
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	4,881	6,104
Unpaid Principal Balance	4,881	6,104
Non Covered Loans [Member] | PUERTO RICO | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	6	575
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	13,080	12,206
Impaired Financing Receivable, with Related Allowance, Recorded Investment	271	10,463
Recorded Investment	13,351	22,669
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	19,969	21,312
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	288	10,463
Unpaid Principal Balance	20,257	31,775
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	1,354	836
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	55,320	45,517
Impaired Financing Receivable, with Related Allowance, Recorded Investment	22,332	5,909
Recorded Investment	77,652	51,426
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	63,041	47,439
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	25,671	7,006
Unpaid Principal Balance	88,712	54,445
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	12,614	2,757
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	121,476	165,745
Impaired Financing Receivable, with Related Allowance, Recorded Investment	100,685	37,534
Recorded Investment	222,161	203,279
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	167,639	215,288
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	149,342	46,806
Unpaid Principal Balance	316,981	262,094
Non Covered Loans [Member] | PUERTO RICO | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	3,349	6,239
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	64,399	83,421
Impaired Financing Receivable, with Related Allowance, Recorded Investment	70,216	42,294
Recorded Investment	134,615	125,715
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	99,608	108,224
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	85,508	55,180
Unpaid Principal Balance	185,116	163,404
Non Covered Loans [Member] | PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Related Allowance	120	289
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	33,984	48,075
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,865	1,672
Recorded Investment	35,849	49,747
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	70,572	101,042
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	3,931	2,369
Unpaid Principal Balance	74,503	103,411
Non Covered Loans [Member] | PUERTO RICO | Mortgages
Financing Receivable, Impaired [Line Items]
Related Allowance	58,572	14,944
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	39,796	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	517,341	333,346
Recorded Investment	557,137	333,346
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	42,913	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	539,171	336,682
Unpaid Principal Balance	582,084	336,682
Non Covered Loans [Member] | PUERTO RICO | Finance Leases Portfolio Segment Member
Financing Receivable, Impaired [Line Items]
Related Allowance	1,066	793
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	4,881	6,104
Recorded Investment	4,881	6,104
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	4,881	6,104
Unpaid Principal Balance	4,881	6,104
Non Covered Loans [Member] | UNITED STATES
Financing Receivable, Impaired [Line Items]
Related Allowance	16,227	15,638
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	112,036	238,109
Impaired Financing Receivable, with Related Allowance, Recorded Investment	49,360	58,044
Recorded Investment	161,396	296,153
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	151,935	306,376
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	50,677	58,373
Unpaid Principal Balance	202,612	364,749
Non Covered Loans [Member] | UNITED STATES | Commercial Multi Family [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	25	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	6,316	8,655
Impaired Financing Receivable, with Related Allowance, Recorded Investment	1,327	0
Recorded Investment	7,643	8,655
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	9,898	12,403
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	1,479	0
Unpaid Principal Balance	11,377	12,403
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	214
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	45,815	61,111
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	1,306
Recorded Investment	45,815	62,417
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	64,783	83,938
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	1,306
Unpaid Principal Balance	64,783	85,244
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	455
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	20,369	46,403
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	1,239
Recorded Investment	20,369	47,642
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	22,968	56,229
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	1,239
Unpaid Principal Balance	22,968	57,468
Non Covered Loans [Member] | UNITED STATES | Commercial And Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	662
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	6,058	27,136
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	7,390
Recorded Investment	6,058	34,526
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	8,026	29,870
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	7,390
Unpaid Principal Balance	8,026	37,260
Non Covered Loans [Member] | UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	5,960	41,963
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	5,960	41,963
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	5,960	44,751
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	5,960	44,751
Non Covered Loans [Member] | UNITED STATES | Mortgages
Financing Receivable, Impaired [Line Items]
Related Allowance	16,095	14,119
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	8,774	9,964
Impaired Financing Receivable, with Related Allowance, Recorded Investment	45,319	39,570
Recorded Investment	54,093	49,534
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	10,328	9,964
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	46,484	39,899
Unpaid Principal Balance	56,812	49,863
Non Covered Loans [Member] | UNITED STATES | Legacy [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	57
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	18,744	42,877
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	6,013
Recorded Investment	18,744	48,890
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	29,972	69,221
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	6,013
Unpaid Principal Balance	29,972	75,234
Non Covered Loans [Member] | Consumer Credit Card Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	1,666	2,151
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	42,514	38,874
Recorded Investment	42,514	38,874
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	42,514	38,874
Unpaid Principal Balance	42,514	38,874
Non Covered Loans [Member] | Consumer Credit Card Financing Receivable [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	1,666	2,151
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	42,514	38,874
Recorded Investment	42,514	38,874
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	42,514	38,874
Unpaid Principal Balance	42,514	38,874
Non Covered Loans [Member] | Consumer Credit Card Financing Receivable [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	0	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	0	0
Non Covered Loans [Member] | Home Equity Line of Credit [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	11	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	201	0
Recorded Investment	201	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	201	0
Unpaid Principal Balance	201	0
Non Covered Loans [Member] | Home Equity Line of Credit [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	0	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	0	0
Non Covered Loans [Member] | Home Equity Line of Credit [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	11	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	201	0
Recorded Investment	201	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	201	0
Unpaid Principal Balance	201	0
Non Covered Loans [Member] | Personal [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	16,022	14,115
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	86,884	93,760
Recorded Investment	86,884	93,760
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	86,884	93,760
Unpaid Principal Balance	86,884	93,760
Non Covered Loans [Member] | Personal [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	16,022	14,115
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	86,884	93,760
Recorded Investment	86,884	93,760
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	86,884	93,760
Unpaid Principal Balance	86,884	93,760
Non Covered Loans [Member] | Personal [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	0	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	0	0
Recorded Investment	0	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	0	0
Unpaid Principal Balance	0	0
Non Covered Loans [Member] | Consumer Loans Auto Financing Receivable [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	81	6
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	863	93
Recorded Investment	863	93
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	863	93
Unpaid Principal Balance	863	93
Non Covered Loans [Member] | Consumer Loans Auto Financing Receivable [Member] | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	79	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	772	0
Recorded Investment	772	0
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	772	0
Unpaid Principal Balance	772	0
Non Covered Loans [Member] | Consumer Loans Auto Financing Receivable [Member] | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	2	6
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	91	93
Recorded Investment	91	93
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	91	93
Unpaid Principal Balance	91	93
Non Covered Loans [Member] | Consumer Other Financing Receivable Member | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	106	774
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,915	7,381
Recorded Investment	2,915	7,381
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,915	7,381
Unpaid Principal Balance	2,915	7,381
Non Covered Loans [Member] | Consumer Other Financing Receivable Member | PUERTO RICO | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	12	649
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	493	4,948
Recorded Investment	493	4,948
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	493	4,948
Unpaid Principal Balance	493	4,948
Non Covered Loans [Member] | Consumer Other Financing Receivable Member | UNITED STATES | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Related Allowance	94	125
Impaired Financing Receivable, Recorded Investment [Abstract]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	0	0
Impaired Financing Receivable, with Related Allowance, Recorded Investment	2,422	2,433
Recorded Investment	2,422	2,433
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Impaired Financing Receivable, with No Related Allowance, Unpaid Principal Balance	0	0
Impaired Financing Receivable, with Related Allowance, Unpaid Principal Balance	2,422	2,433
Unpaid Principal Balance	$ 2,422	$ 2,433